ACQUISITIONS - Schedule of purchase price allocations for Biotherm and Northern Ireland Wind (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Mar. 31, 2018
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	$ (685)	$ (495)
Non-recourse borrowings	$ (9,573)	(8,696)
Biotherm
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				$ 12
Trade receivables and other current assets				7
Property, plant and equipment, at fair value				158
Current liabilities				(3)
Current portion of non-recourse borrowings				(3)
Financial instruments				(2)
Non-recourse borrowings				(69)
Deferred income tax liabilities				(35)
Non-controlling interests				(21)
Fair value of net assets acquired				44
Goodwill				27
Purchase price				$ 71
Northern Ireland Wind
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 1
Trade receivables and other current assets			0
Property, plant and equipment, at fair value			53
Current liabilities			(4)
Current portion of non-recourse borrowings			0
Financial instruments			0
Non-recourse borrowings			(18)
Deferred income tax liabilities			(4)
Non-controlling interests			0
Fair value of net assets acquired			28
Goodwill			0
Purchase price			$ 28
Acqusitions Completed In 2018
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		13
Trade receivables and other current assets		7
Property, plant and equipment, at fair value		211
Current liabilities		(7)
Current portion of non-recourse borrowings		(3)
Financial instruments		(2)
Non-recourse borrowings		(87)
Deferred income tax liabilities		(39)
Non-controlling interests		(21)
Fair value of net assets acquired		72
Goodwill		27
Purchase price		$ 99